TRADE AND OTHER NON TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

18) TRADE AND OTHER NON-TRADE PAYABLES

Details of trade and other payables at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	2018	2019
Other payables	13,744	10,261
Suppliers	647	1,483
Total non-current non-trade payables	14,391	11,744
Suppliers	74,616	71,311
Advances	2,296	365
Total current trade payables	76,912	71,676
Suppliers of fixed assets	26,003	21,276
Personnel	67,644	67,208
Other payables	13,526	4,806
Advances from customers	789	1,145
Total current other non-trade payables	107,962	94,435
Total current	184,874	166,111
Total	199,265	177,855

The carrying amount of trade and other non-trade payables is similar to the fair value.